Offerings - Offering: 1	Sep. 22, 2025 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	24,500,000
Proposed Maximum Offering Price per Unit	6.63
Maximum Aggregate Offering Price	$ 162,435,000
Offering Note
(1)

Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.00001 per share (“Common Stock”), that become issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock, as applicable.

(2)

Calculated solely for the purpose of determining the registration fee pursuant to Rule 457(h)(1) of the Securities Act, based on the average of the high and low prices of Common Stock as reported in the consolidated reporting system by NASDAQ Capital Market on September 19, 2025.

(3)	Represents 24,500,000 additional shares of Common Stock reserved for issued or to be issued stock awards under the Upexi, Inc. 2019 Amended and Restated Incentive Stock Plan.